BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets Parenthetical
Common stock par value	$ 0.001	$ 0.001
Common stock authorized shares	100,000,000	100,000,000
Common stock issued shares	34,548,368	25,948,368
Common stock outstanding shares	34,548,368	25,948,368